Short-Term Bank Credit And Loans (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Short-term Debt [Line Items]
Short-term bank credit and loans	$ 557	$ 0
Short Term Bank Credit
Short-term Debt [Line Items]
Short-term bank credit and loans	$ 557	$ 0
Interest rate, minimum	1.85%